Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
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Summary of Income Tax Expense
Details of income tax expense were as follows:

	Years ended
	January 31, 2021	January 31, 2020

Current income tax expense
Related to current year	$152.0	$148.2
Related to prior years	(3.3)	(1.0)
	148.7	147.2
Deferred income tax recovery
Temporary differences	(11.2)	(13.4)
Effect of income tax rate changes on deferred income taxes	—	(0.6)
Increase (decrease) in valuation allowance	(16.1)	1.9
	(27.3)	(12.1)
Income tax expense	$121.4	$135.1

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2021		January 31, 2020

Income taxes calculated at statutory rates	$128.3	26.5%	$134.5	26.6%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(5.5)		(5.7)
Effect of income tax rate changes on deferred income taxes	—		(0.6)
Increase (decrease) in valuation allowance	(16.1)		1.9
Recognition of income taxes on foreign currency translation	1.1		(0.6)
Permanent differences [a]	13.1		5.3
Adjustments in respect of prior years	0.9		—
Other	(0.4)		0.3
Income tax expense	$121.4		$135.1
[a]
The permanent differences result mainly from the impairment charge on goodwill and the foreign exchange (gain) loss on the long-term debt denominated in U.S. dollars.

Components of Deferred Income Taxes Asset (Liability)	Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2021	January 31, 2020

Related to current assets and liabilities
Inventories	$40.6	$39.9
Investment tax credits receivable	(2.2)	(2.2)
Trade payables and accruals	12.1	12.0
Provisions	66.0	91.8
Other financial liabilities	8.4	17.0
Lease liabilities	8.6	8.1
Deferred revenues	17.7	17.1
Other	(5.4)	4.0
	145.8	187.7
Related to non-current assets and liabilities
Property, plant and equipment	(52.3)	(46.2)
Intangible assets	(61.2)	(72.0)
Right-of-use assets	(56.8)	(56.1)
Provisions	19.0	22.6
Long-term debt	(14.7)	4.6
Lease liabilities	54.9	54.7
Deferred revenues	26.7	32.0
Employee future benefit liabilities	58.4	62.0
Other non-current liabilities	3.5	2.2
Other	3.6	4.2
	(18.9)	8.0
Related to non-capital losses carried forward	71.0	1.3
Related to capital losses carried forward	33.6	29.7
	231.5	226.7
Unrecognized tax benefits	(20.8)	(34.4)
Total	$210.7	$192.3